Investment Strategy - LOGIQ Contrarian Opportunities ETF	Dec. 12, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks total return, consisting of capital appreciation and income. The Fund seeks to achieve its investment objective by investing in domestic and foreign equity securities (including depositary receipts, such as American Depositary Receipts (“ADRs”), and master limited partnerships (“MLPs”)) of any size market capitalization, preferred stocks, fixed income securities (including corporate bonds, government bonds, government agency bonds, and high yield bonds (i.e., “junk bonds”)), and U.S. Treasuries or other cash equivalents, as well as well as shares of other investment companies, including other ETFs, that invest in such securities. The Fund’s foreign investments may include exposure to emerging market countries.

LOGIQ Capital LLC (the “Sub-Adviser) serves as investment sub-adviser to the Fund. In selecting securities for investment, the Sub-Adviser’s investment process takes a “contrarian” approach by seeking to identify investments where prevailing market views or positioning diverge from the Sub-Adviser’s views, resulting in the potential for improved valuations over time. Factors considered by the Sub-Adviser in identifying the Fund’s equity investments under this contrarian approach include a company’s valuation relative to fundamentals, earnings growth potential, cash flow generation, balance sheet strength, material changes in industry outlook, competitive positioning within its industry, management quality, and sensitivity to macroeconomic and sector-specific trends. Factors considered by the Sub-Adviser in identifying the Fund’s fixed-income investments under this contrarian approach include credit quality, yield relative to duration, issuer fundamentals, capital structure positioning, liquidity, interest rate sensitivity, and diversification benefits within the overall portfolio. The Sub-Adviser may utilize ETFs to gain exposure to these asset classes when direct investment is not practicable, when doing so provides cost-effective diversification, or when the Sub-Adviser seeks to efficiently adjust the Fund’s exposures in response to market conditions, liquidity considerations, or cash flows.

The Fund may also purchase and write put and call options on equity securities and equity security indices in an effort to generate income, establish directional position, reduce portfolio volatility and/or hedge against market or other risks in the Fund’s portfolio.

The Fund’s portfolio will generally be comprised of between 30 and 75 holdings, with equity securities typically comprising a majority of the portfolio. The average duration of the fixed-income portion of the portfolio will typically be between 3 and 5 years. Duration is the weighted average time it takes to receive each bond’s interest payments and final return of principal, with weights based on the present value of each bond’s cash flows (i.e., future payments are discounted to account for the potential risk of such payments not being received or being worth less when received due to inflation). Duration is expressed as a number of years. The larger the duration number, the greater the interest rate risk or reward for the debt instrument prices.

The Sub-Adviser reviews the Fund’s portfolio for potential reallocation on at least a weekly basis. The Fund’s strategy is designed to buy and hold positions as long-term investments, which allows for compounding returns and avoids unnecessary portfolio turnover. However, positions are typically removed from the portfolio when they no longer qualify for selection under the Sub-Adviser’s investment process (e.g., an equity security’s valuation relative to its fundamentals is no longer attractive based on the Sub-Adviser’s investment process).

The Fund may hold cash and invest in short-term instruments, including U.S. Treasury bills, money market securities, and money market funds, for cash management purposes. Allocation to these assets will typically range between 0% and 35% of the Fund’s assets. These investments provide liquidity for daily operations, serve as collateral for the Fund’s derivative positions (i.e., options), and allow the Sub-Adviser to manage the Fund’s risk exposures during periods when suitable investment opportunities in equities or other risk assets are not available. Maintaining such positions may also reduce the potential volatility of the Fund and generate a modest level of income until the Sub-Adviser determines that reallocating to other investments is appropriate.